Prospectus Supplement
John Hancock Funds III
John Hancock Global Shareholder Yield Fund (the fund)
Supplement dated March 5, 2026 to the current Prospectus, as may be supplemented (the Prospectus)
Effective immediately, William J. Booth, CFA is added as portfolio manager of the fund. Michael Jin, CFA, Lin Lin, CFA, and Kera Van Valen, CFA will continue as portfolio managers of the fund, and together with William J. Booth, CFA will continue as portfolio managers of the fund and are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, the following information is added under the heading “Portfolio management” in the “Fund Summary” section for the fund:
William J. Booth, CFA
Managing Director, Chief Investment Officer and Portfolio Manager
Portfolio Manager
Managed the fund since 2026
Additionally, the following information is added under the heading “Who’s who - Subadvisor” in the “Fund details” section for the fund:
William J. Booth, CFA
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Managing Director, Chief Investment Officer and Portfolio manager
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Managed the fund since 2026
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Joined Epoch Investment Partners, Inc. in 2009
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Began business career in 1996
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Statement of Additional Information Supplement
John Hancock Funds III
John Hancock Global Shareholder Yield Fund
Supplement dated March 5, 2026 to the current Statement of Additional Information, as may be supplemented (the SAI)
Effective immediately, William J. Booth, CFA is added as portfolio manager of the fund. Michael Jin, CFA, Lin Lin, CFA, and Kera Van Valen, CFA will continue as portfolio managers of the fund, and together with William J Booth, CFA are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, the following information regarding William J Booth supplements the information presented in Appendix B - Portfolio Manager Information, which provides additional information about the portfolio managers of the fund’s subadvisor, Manulife Investment Management (US) LLC:
PORTFOLIO MANAGERS AND OTHER ACCOUNTS MANAGED
The following table provides information regarding other accounts for which each portfolio manager listed above has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is each portfolio manager’s investment in the fund and similarly managed accounts.
The following table provides information for each of the portfolio managers as of March 4, 2026.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
William J. Booth	0	$0	2	$610	2	$608
Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
William J. Booth	7	$4,512	22	$11,691	14	$2,278
Ownership of the Funds and Similarly Managed Accounts
The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by the portfolio manager listed above as of [Month DD], 2026. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. Each portfolio manager’s ownership of fund shares is stated in the footnote(s) below the table.
Portfolio Manager	Dollar Range of Shares Owned[1]
William J. Booth	0
1As of March 4 2026, William J. Booth, CFA beneficially owned $0 of the fund.
You should read this supplement in conjunction with the SAI and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.